FINANCIAL INVESTORS TRUST
1290 Broadway, Suite 1100
Denver, Colorado 80203

April 17, 2017

VIA EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Financial Investors Trust (the “Registrant”)
File Nos.  33-72424, 811-8194
ALPS/Red Rocks Listed Private Equity Fund
ALPS/WMC Research Value Fund
Clough China Fund
ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund
RiverFront Global Growth Fund
RiverFront Global Allocation Fund
RiverFront Dynamic Equity Income Fund
RiverFront Moderate Growth & Income Fund
RiverFront Conservative Income Builder Fund
ALPS/Kotak India Growth Fund
ALPS/Alerian MLP Infrastructure Index Fund
ALPS/Sterling ETF Tactical Rotation Fund
ALPS/Metis Global Micro Cap Value Fund (the “Funds”)

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in a supplement dated April 7, 2017, to the prospectus dated February 28, 2017, with respect to certain series of the Registrant (the “Funds”).  The purpose of this filing is to submit the 497(e) filing dated April 7, 2017 in XBRL for the Funds.

If you have any questions or further comments, please contact the undersigned at (303) 623-2577.

Very truly yours,
/s/ Karen S. Gilomen
Karen S. Gilomen
Secretary of Financial Investors Trust

cc:	Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP